Schedule II-Valuation And Qualifying Accounts	12 Months Ended
Mar. 31, 2015
Schedule II-Valuation And Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Millions of yen
	Balance as of beginning of year	Charged to expenses	Deductions		Balance as of end of year
			Written-off	Other*
2013
Allowance for doubtful accounts	¥25,080	¥(463)	¥(12,688)	¥(2,239)	¥9,690
2014
Allowance for doubtful accounts	¥9,690	¥6,323	¥(6,604)	¥—	¥9,409
2015
Allowance for doubtful accounts	¥9,409	¥3,531	¥(1,073)	¥—	¥11,867

*	The decrease in allowance for doubtful accounts due to reclassifications to receivables held for sale from DOCOMO’s “receivables for telecommunications services.”

	Millions of yen
	Balance as of beginning of year	Charged to expenses	Deductions*	Balance as of end of year
2013
Valuation allowance for receivables held for sale	¥—	¥9,079	¥—	¥9,079
2014
Valuation allowance for receivables held for sale	¥9,079	¥5,984	¥(7,999)	¥7,064
2015
Valuation allowance for receivables held for sale	¥7,064	¥6,898	¥(6,327)	¥7,635

*	The decrease in valuation allowance for receivables held for sale due to sale of receivables held for sale.

	Millions of yen
	Balance as of beginning of year	Additions			Deductions*	Balance as of end of year
		Charged to expenses	Foreign currency translation adjustment	Business combinations
2013
Valuation allowance for deferred tax assets	¥10,680	¥11,147	¥1,027	¥5,328	¥(24)	¥28,158
2014
Valuation allowance for deferred tax assets	¥28,158	¥9,954	¥2,226	¥—	¥(697)	¥39,641
2015
Valuation allowance for deferred tax assets	¥39,641	¥11,041	¥925	¥—	¥(2,906)	¥48,701

*	The decrease in valuation allowance for deferred tax assets due to expiration of operating loss carry-forwards.